Offsets	Aug. 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Easterly Government Properties, Inc
Form or Filing Type	S-3
File Number	333-277434
Initial Filing Date	Feb. 28, 2024
Fee Offset Claimed	$ 29,689.06
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 214,982,308
Offset Note

(2) The Company is registering shares of common stock having a proposed maximum aggregate offering price of up to $214,982,308 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”), all of which represent unsold securities previously registered pursuant to the Prior Prospectus Supplement (as defined below). The Company has previously registered the offer and sale of shares of its common stock having an aggregate offering price of $300,000,000 by means of a 424(b)(5) prospectus supplement, dated February 28, 2024 (the “Prior Prospectus Supplement”), filed pursuant to the 2024 Registration Statement. Of those shares of common stock, shares of common stock having an aggregate offering price of $85,017,692 have been sold as of the date hereof. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $44,280 was satisfied by (i) partially offsetting the registration fee pursuant to Rule 457(p) under the Securities Act with registration fees of $32,730 previously paid on the unsold securities offered by means of a prospectus supplement, dated June 22, 2021, filed pursuant to the registration statement on Form S-3 (Registration No. 333-253480) filed by the Company on February 25, 2021 and (ii) making a contemporaneous fee payment of $11,550.

The offering pursuant to the Prior Prospectus Supplement has been terminated, and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement. Of the $44,280 filing fee previously paid, $31,731.39 is associated with the unsold securities. Pursuant to Rule 457(p) under the Securities Act, $29,689.06 of such amount is being applied to offset the entire filing fee in connection with the offering pursuant to the Current Prospectus Supplement and, accordingly, no filing fee is being paid in connection with this offering. Following such offset, $2,042.33 of the filing fee previously paid and associated with such unsold securities remains unused and available for application as a fee offset in the future in accordance with Rule 457(p).

Termination / Withdrawal Statement

The offering pursuant to the Prior Prospectus Supplement has been terminated, and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement. Of the $44,280 filing fee previously paid, $31,731.39 is associated with the unsold securities. Pursuant to Rule 457(p) under the Securities Act, $29,689.06 of such amount is being applied to offset the entire filing fee in connection with the offering pursuant to the Current Prospectus Supplement and, accordingly, no filing fee is being paid in connection with this offering. Following such offset, $2,042.33 of the filing fee previously paid and associated with such unsold securities remains unused and available for application as a fee offset in the future in accordance with Rule 457(p).

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Easterly Government Properties, Inc.
Form or Filing Type	S-3
File Number	333-277434
Filing Date	Feb. 28, 2024
Fee Paid with Fee Offset Source	$ 11,550
Offset Note	(3) See Note (2).
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Easterly Government Properties, Inc.
Form or Filing Type	S-3
File Number	333-253480
Filing Date	Feb. 25, 2021
Fee Paid with Fee Offset Source	$ 32,730
Offset Note	(4) See Note (2).